RELATED PARTY TRANSACTIONS (Details) - Schedule of due from related parties - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
RELATED PARTY TRANSACTIONS (Details) - Schedule of due from related parties [Line Items]
Due from related parties total		$ 66	$ 847
New Pacific Metals Corp ("NUAG") [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of due from related parties [Line Items]
Due from related parties total	[1]	43	59
Henan Non-ferrous [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of due from related parties [Line Items]
Due from related parties total	[2]	23	19
Whitehorse Gold Corp. ("WHG") [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of due from related parties [Line Items]
Due from related parties total	[3]		$ 769

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.7 million (year ended March 31, 2021 - $0.6 million), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.2 million (year ended March 31, 2021 - $0.1 million) from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[3]	In January 2021, Henan Found advanced a loan of $0.8 million (RMB¥5 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In January 2022, the loan, including accumulated interest, of $0.8 million (RMB¥5.2 million) was repaid in full.